Segmented information - Disclosure of geographic allocation of total assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Current assets	$ 57,094	$ 58,605
Property, plant and equipment and right-of-use assets	225	332
Other non-current assets	155,983	120,957
Total assets	213,302	179,894
Current liabilities	11,988	5,804
Non-current liabilities	396	399
Total liabilities	12,384	6,203
Canada [Member]
Disclosure of operating segments [line items]
Current assets	57,084	58,568
Property, plant and equipment and right-of-use assets	225	332
Other non-current assets	0	0
Total assets	57,309	58,900
Current liabilities	8,475	4,363
Non-current liabilities	396	399
Total liabilities	8,871	4,762
West Africa [Member]
Disclosure of operating segments [line items]
Current assets	10	37
Property, plant and equipment and right-of-use assets	0	0
Other non-current assets	155,983	120,957
Total assets	155,993	120,994
Current liabilities	3,513	1,441
Non-current liabilities	0	0
Total liabilities	$ 3,513	$ 1,441